FAIR VALUE MEASUREMENTS - Changes in the fair value of Level 3 liability (Details) - Due to Non-Redeeming Stockholders Current [Member]	9 Months Ended
Sep. 30, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of December 31, 2022	$ 0
Initial value	480,000
Payment to Non-redeeming Stockholders	(320,000)
Change in fair value of due to Non-redeeming Stockholders	(8,811)
Fair value as of June 30, 2023	$ 151,189